BUSINESS ACQUISITION (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BUSINESS ACQUISITION
Schedule of fair value net assets
Cash	$44,275
Other current liabilities	$(1,509)
Net assets	$42,766

Cash	$44,275
Other current liabilities	$(1,509)
Net assets	$42,766